Equity - Schedule of other reserves (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	€ 83,318
Currency translation differences	(387)	€ 1,402
Defined benefit plan actuarial gains/(losses)	7	24
Share-based compensation expense	3,363	4,498
Other reserves, at end of period	90,532
Other reserves
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	83,318	73,203
Currency translation differences	(387)	1,402
Defined benefit plan actuarial gains/(losses)	7	24
Share-based compensation expense	3,363	4,498
Capital increase with share warrant	4,231	0
Other reserves, at end of period	90,532	79,126
Other regulated reserves
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	52,820	52,820
Currency translation differences	0	0
Defined benefit plan actuarial gains/(losses)	0	0
Share-based compensation expense	0	0
Capital increase with share warrant	0	0
Other reserves, at end of period	52,820	52,820
Other comprehensive income
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	(2,563)	(3,151)
Currency translation differences	(387)	1,402
Defined benefit plan actuarial gains/(losses)	7	24
Share-based compensation expense	0	0
Capital increase with share warrant	0	0
Other reserves, at end of period	(2,943)	(1,725)
Treasury shares
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	(645)	(645)
Currency translation differences	0	0
Defined benefit plan actuarial gains/(losses)	0	0
Share-based compensation expense	0	0
Capital increase with share warrant	0	0
Other reserves, at end of period	(645)	(645)
Capital from Share-based compensation
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	43,224	33,696
Currency translation differences	0	0
Defined benefit plan actuarial gains/(losses)	0	0
Share-based compensation expense	3,363	4,498
Capital increase with share warrant	0	0
Other reserves, at end of period	46,586	38,194
Warrant reserve
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	0	0
Currency translation differences	0	0
Defined benefit plan actuarial gains/(losses)	0	0
Share-based compensation expense	0	0
Capital increase with share warrant	4,231	0
Other reserves, at end of period	4,231	0
Other revenue reserves
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	(9,517)	(9,517)
Currency translation differences	0	0
Defined benefit plan actuarial gains/(losses)	0	0
Share-based compensation expense	0	0
Capital increase with share warrant	0	0
Other reserves, at end of period	€ (9,517)	€ (9,517)